7. Patents: Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Details) (USD $)	Dec. 31, 2013	Sep. 30, 2013
Details
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ 95,152
Finite-Lived Intangible Assets, Amortization Expense, Year Two	126,870
Finite-Lived Intangible Assets, Amortization Expense, Year Three	126,870
Finite-Lived Intangible Assets, Amortization Expense, Year Four	126,870
Finite-Lived Intangible Assets, Amortization Expense, Year Five	59,440
Patents, net of accumulated amortization of $387,176 and $355,458, respectively	$ 535,202	$ 566,920